John Hancock Equity Funds

Supplement to the Class A, B and C Shares, Class I Shares and Class R1 Shares

Prospectuses dated May 1, 2007

John Hancock Sovereign Investors Fund

The “Portfolio Managers” section is amended and restated as follows:

John F. Snyder III

Joined fund team in 1983

Barry H. Evans, CFA

Joined fund team in 1996

Managers share investment strategy and decisions

Christopher P. O’Keefe

Joined fund team in 2007

Christopher J. Perry

Joined fund team in 2007

Managers are responsible for analysis of specific issuers

In addition, the following will be added to the “Management Biographies” section:

Christopher P. O’Keefe_____________________

Vice President, MFC Global Investment

Management (U.S.), LLC

Joined subadviser in 2001

Equity Portfolio Manager and Director of Research,

Compu-Val Investments (1995-2001)

Began business career in 1987

Christopher J. Perry________________________

Vice President, MFC Global Investment

Management (U.S.), LLC

Joined subadviser in 2005

Portfolio Manager and Senior Security Analyst,

Turner Investment Partners (1998-2005)

Began business career in 1990

December 21, 2007